Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Description of Organization and Business Operations

1. Description of Organization and Business Operations

On October 1, 2020, our predecessor company, Tortoise Acquisition Corp. (“Tortoise”), consummated a business combination (the “Business Combination”) with Hyliion Inc., a Delaware corporation (“Legacy Hyliion”) pursuant to which Legacy Hyliion merged with and into SHLL Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Tortoise, with Legacy Hyliion surviving the merger (together with the related transactions, the “Business Combination”). Upon consummation of the Business Combination, Legacy Hyliion became a direct wholly-owned subsidiary of Tortoise, and Tortoise was renamed Hyliion Holdings Corp. References to the “Company” in this report refer to Tortoise before the consummation of the Business Combination or Hyliion Holdings Corp. and its wholly owned subsidiary (“Hyliion”, “we” or “us”) after the Business Combination, unless expressly indicated or the context otherwise requires.

Hyliion designs and develops hybrid and electrified powertrain systems for long haul “Class 8” semi-trucks which modify semi-tractors into Hybrid and fully electric range extender vehicles, respectively.

The Company’s Hybrid systems utilize intelligent electric drive axles with advanced algorithms and battery technology to optimize fuel savings and vehicle performance with reduced emissions, enabling fleets to access an easy, efficient way to decrease fuel expenses, lower emissions and/or improve vehicle performance.

The Company’s fully electric range extender systems utilize an intelligent electric powertrain with advanced algorithms to optimize emissions performance and efficiency with no new infrastructure required. The Hypertruck ERX system enables fleets to reduce the cost of ownership while providing the ability to deliver net-negative carbon emissions and operate fully electric when needed.

The Company is in a pre-commercialization stage of development in which its electric Hybrid system is in the testing phase and the Hypertruck ERX system is in the prototype phase.

On October 1, 2020, the Company consummated a business combination which was accounted for as a reverse recapitalization. For more details on the reverse recapitalization, see Note 3 to the Company's Consolidated Financial Statements as presented in its Annual Report, as amended on Form 10-K/A for the year ended December 31, 2020. As a result of the reverse recapitalization, all references to numbers of common shares and per common share data for 2020 in these condensed consolidated financial statements and related notes have been retroactively adjusted to account for the effect of the reverse recapitalization.

These condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business. The Company is an early-stage growth company in the pre-commercialization stage of development and has generated negative cash flows from operating activities since inception. As of March 31, 2021, the Company had a cash and cash equivalents balance of $334.7 million and total investments of $297.3 million. Based on this, the Company has sufficient funds to continue to execute its business strategy for the next twelve months.

Note 1. Description of business and basis of presentation

Hyliion Holdings Corp. and its wholly owned subsidiary, designs and develops hybrid and electrified powertrain systems for long haul “Class 8” semi-tractors which modify semi-tractors into Hybrid and fully electric range extender vehicles, respectively.

Hyliion Holdings Corp.’s Hybrid systems utilize intelligent electric drive axles with advanced algorithms and battery technology to optimize fuel savings and vehicle performance with reduced emissions, enabling fleets to access an easy, efficient way to decrease fuel expenses, lower emissions and/or improve vehicle performance.

Hyliion Holdings Corp.’s fully electric range extender systems utilize an intelligent electric powertrain with advanced algorithms to optimize emissions performance and efficiency with no new infrastructure required. The Hypertruck ERX system enables fleets to reduce the cost of ownership while providing the ability to deliver net-negative carbon emissions and operate fully electric when needed.

Hyliion Holdings Corp. is in a pre-commercialization stage of development in which its electric Hybrid system is in the testing phase and the Hypertruck ERX system is in the prototype phase.

Basis of Presentation and Principles of Consolidation: On the Closing Date, Tortoise Acquisition Corp (“TortoiseCorp”) entered into a business combination agreement (the “Business Combination”) with each of the shareholders of Legacy Hyliion. Pursuant to the Business Combination, TortoiseCorp acquired all of the issued and outstanding shares of common stock from the Legacy Hyliion shareholders. In connection with the closing of the transaction, Tortoise Corp. changed its name to Hyliion Holdings Corp. For more information on this transaction see Note 4.

On the Closing Date, and in connection with the closing of the Business Combination, TortoiseCorp changed its name to Hyliion Holdings Corp. (the “Company” or “Hyliion”) and the Company’s common stock began trading on the New York Stock Exchange under the ticker symbol HYLN. Legacy Hyliion was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805. The determination was primarily based on Legacy Hyliion’s shareholders prior to the Business Combination having a majority of the voting interests in the combined company, Legacy Hyliion’s board of directors comprising a majority of the board of directors of the combined company, Legacy Hyliion’s existing shareholders’ control over decisions regarding the election and removal of directors and officers of the combined company’s board of directors, and Legacy Hyliion’s senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Hyliion issuing stock for the net assets of TortoiseCorp, accompanied by a recapitalization. The net assets of TortoiseCorp are stated at historical cost, with no goodwill or other intangible assets recorded.

While TortoiseCorp was the legal acquirer in the Business Combination, because Legacy Hyliion was deemed the accounting acquirer, the historical financial statements of Legacy Hyliion became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy Hyliion prior to the Business Combination; (ii) the combined results of TortoiseCorp and Legacy Hyliion following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Hyliion at their historical cost; and (iv) the Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Hyliion shareholders and Legacy Hyliion convertible noteholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Hyliion redeemable convertible preferred stock and Legacy Hyliion common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

The accompanying consolidated financial statements include the accounts of Hyliion Holdings Corp. and its wholly-owned subsidiary. Intercompany transactions and balances have been eliminated upon consolidation. The consolidated financial statements and accompanying notes have been prepared in accordance with generally accounting principles in the United States of America (“U.S. GAAP”) and in accordance with the rules and regulations of the Unites States Securities and Exchange Commission (“SEC”). Any reference in these footnotes to the applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Liquidity: These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business. The Company is an early stage growth company in the pre-commercialization stage of development and has generated negative cash flows from operating activities since inception.

On October 1, 2020, the Company consummated the Business Combination and raised net proceeds of $516.5 million net of transaction costs and expenses. As of December 31, 2020, all outstanding warrants were either exercised or redeemed, with gross proceeds of $140.8 million raised, of which $16.3 million was collected during the first quarter of 2021 (see Note 7). As of December 31, 2020, the Company had a cash and cash equivalents balance of $389.7 million and total investments of $237.9 million. Based on this, the Company has sufficient funds to continue to execute its business strategy for the next twelve months.